UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 20, 2010

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       38
Form 13F Information Table Value Total:       82168
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM            032511107    2968  40751SH     SOLE       40751
APACHE CORP                        COM            037411105    4253  41901SH     SOLE       41901
CAMECO CORP                        COM            13321L108      23    824SH     SOLE         824
CANADIAN SOLAR INC                 COM            136635109     139   5700SH     SOLE        5700
CANADIAN NAT RES LTD               COM            136385101    4474  60380SH     SOLE       60380
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601     112   6730SH     SOLE        6730
CENOVUS ENERGY                     COM            15135U109    1499  57317SH     SOLE       57317
CHESAPEAKE ENERGY CORP             COM            165167107    4472 189160SH     SOLE      189160
CHEVRON CORP                       NEW COM        166764100    4389  57882SH     SOLE       57882
CONOCOPHILLIPS                     COM            20825C104    4194  81953SH     SOLE       81953
ENCANA CORP                        COM            292505104    1471  47217SH     SOLE       47217
FIRST SOLAR INC                    COM            336433107     134   1090SH     SOLE        1090
FOREST OIL CORP                    COM PAR $0.01  346091705    2068  80100SH     SOLE       80100
GLOBAL INDUSTRIES                  COM            379336100      25   3869SH     SOLE        3869
HALLIBURTON CO                     COM            406216101    4279 142008SH     SOLE      142008
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    2765 212180SH     SOLE      212180
HESS CORP                          COM            42809H107    4368  69837SH     SOLE       69837
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107     158  28190SH     SOLE       28190
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      59   8990SH     SOLE        8990
LSB INDUSTRIES                     COM            502160104     109   7165SH     SOLE        7165
MARATHON OIL CORP                  COM            565849106    4316 136417SH     SOLE      136417
MEMC ELECTR MATLS INC              COM            552715104     153   9962SH     SOLE        9962
NEWFIELD EXPL CO                   COM            651290108    4485  86171SH     SOLE       86171
NEXEN INC                          COM            65334H102    4421 178471SH     SOLE      178471
NOBLE ENERGY INC                   COM            655044105    4345  59526SH     SOLE       59526
ORMAT TECHNOLOGIES INC             COM            686688102     115   4090SH     SOLE        4090
PATTERSON UTI ENERGY INC           COM            703481101    2882 206277SH     SOLE      206277
PIONEER NAT RES CO                 COM            723787107    3018  53593SH     SOLE       53593
RENESOLA LTD                       SPONSORED ADS  75971T103      95  16049SH     SOLE       16049
STR HOLDINGS                       COM            78478V100     131   5560SH     SOLE        5560
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    4626 142088SH     SOLE      142088
SUNPOWER CORP                      COM CL B       867652307     116   6910SH     SOLE        6910
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     138   9866SH     SOLE        9866
SWIFT ENERGY CO COM                COM            870738101    2818  91670SH     SOLE       91670
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104     144   5880SH     SOLE        5880
UNIT CORP                          COM            909218109    4160  98403SH     SOLE       98403
VALERO ENERGY CORP                 NEW COM        91913Y100    4100 208101SH     SOLE      208101
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     146  11450SH     SOLE       11450

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